Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts
Amortized finite estimated useful lives	5 years
Total identifiable assets percentage	41.00%
Goodwill	$ 1,373,621
Advertising expense	4,426	3,166
Other comprehensive from translation loss/gain	(46,725)	21,996
Cash equivalents
FDIC insured limit amount	$ 250,000	$ 250,000